Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7.	Inventories

As of December 31, 2012 and 2013, inventories consisted of the following:

	December 31,
	2012	2013
	(in thousands)

Finished goods	$39,988	53,957
Work in process	60,227	70,388
Raw materials	16,424	52,994
Supplies	32	60
	$116,671	177,399

Inventory write-downs were $9,138 thousand, $12,418 thousand and $10,759 thousand for the years ended December 31, 2011, 2012 and 2013, respectively, and are included in cost of revenues.